Income Tax - Summary Of Reconciliation Of Effective And Applicable Income Tax Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before income tax expense	$ (117,973)	$ (113,778)	$ (20,682)
Income tax calculated using weight average applicable statutory rates:	4,050	2,221	2,165
U.S. State and Local Income Taxes	(5)	4	0
U.S. - Foreign Derived Intangible Income Deduction	200	0	0
Argentina Tax Inflation Adjustment	381	198	288
Other Permanent Differences	4	20	1
Non-Recognition of Deferred Tax Assets	(3,648)	(1,198)	(898)
Effect of Rates Different than Statutory	(750)	(1,393)	(1,639)
Total	$ 232	$ (148)	$ (83)